BALANCE SHEETS - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 401,642		$ 112,295			$ 375,403
Prepaid expenses	102,237		81,072			104,411
Total Current Assets	503,879		193,367			479,814
Investments held in trust	25,813,648		25,164,437			106,926,172
Total Assets	26,317,527		25,357,804			107,405,986
Current Liabilities:
Accrued expenses and offering costs	2,078,858		604,052			505,218
Related party payable	$ 73,500		$ 3,500			$ 3,500
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]			Related Party [Member]
Note payable - Sponsor	$ 2,500,000		$ 1,700,000
Convertible note payable - Sponsor	$ 1,900,000		$ 1,540,000
Notes Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]
Total Current Liabilities	$ 6,552,358		$ 3,847,552			$ 1,348,718
Non-current Liabilities:
Deferred underwriting fee payable	3,500,000		3,500,000			3,500,000
Total Liabilities	10,052,358		7,347,552			4,848,718
Commitments and contingencies (Note 6)
Shareholders' Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding as of December 31, 2025 and 2024, respectively
Accumulated deficit	(9,549,121)		(7,154,827)			(4,369,546)
Total Shareholders' Deficit	(9,548,479)	$ (7,570,794)	(7,154,185)	$ (5,710,134)	$ (4,946,268)	(4,368,904)	$ (2,270,713)
Total Liabilities and Shareholders' Deficit	26,317,527		25,357,804			107,405,986
Class A ordinary shares
Shareholders' Deficit:
Ordinary shares			400
Class A ordinary shares subject to possible redemption
Non-current Liabilities:
Class A ordinary shares subject to possible redemption; 2,236,713 shares at redemption value of $11.54 and $11.25 at June 30, 2026 and December 31, 2025, respectively	25,813,648		25,164,437	$ 109,172,314		106,926,172	$ 101,677,510
Class A ordinary shares not subject to possible redemption
Shareholders' Deficit:
Ordinary shares	400		400
Class B ordinary shares
Shareholders' Deficit:
Ordinary shares	$ 242		$ 242			$ 642